Warrants - Schedule of Changes in Warrants (Details)		3 Months Ended	12 Months Ended
		Jan. 31, 2025 $ / shares shares	Oct. 31, 2024 $ / shares shares
Schedule of Changes in Warrants [Abstract]
Number of warrants, Balance beginning		4,429,547	11,231,465
Historic weighted average price, Balance beginning		$ 1.57	$ 7.9
Number of warrants, Issuance of warrants (in Shares) | shares	[1]		1,500,000
Historic weighted average exercise price, Issuance of warrants	[1]		$ 1.6
Number of warrants, Exercise of warrants		(547,921)	(8,293,585)
Historic weighted average exercise price, Exercise of warrants		$ 1.27	$ 2.62
Number of warrants, Expiration of warrants		(75)	(8,333)
Historic weighted average exercise price, Expiration of warrants		$ 1,287.55	$ 98.43
Number of warrants, Balance ending		3,881,551	4,429,547
Historic weighted average price, Balance ending		$ 1.55	$ 1.57
Number of warrants, Number of shares to be issued from the exercise of these warrants (in Shares) | shares		2,238,848	2,549,311

[1]	These warrants include a cashless exercise provision and repricing provisions under certain circumstances, that also includes a potential change in the number of shares to be issued for each warrant depending on the change in the exercise price of the warrant. See table below for number of shares to be issued from the exercise of warrants.